Bank overdrafts, bonds and bank loans - Repayments Due on Corporate Bonds, Bank Loans and Overdrafts (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Current borrowings	£ 1,169.0	£ 567.2
Corporate bonds, bank loans and overdrafts	4,970.8	4,784.0
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Current borrowings	1,169.0	567.2
Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	618.0	629.2
Between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	441.5	550.4
Between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	658.8	418.8
Between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	661.1	623.6
Over five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	£ 1,422.4	£ 1,994.8